Bank loan (Details) (Short-term bank loan) In Thousands, unless otherwise specified	0 Months Ended
	Aug. 25, 2014	Aug. 12, 2013	Aug. 25, 2014 USD ($)	Aug. 25, 2014 CNY	Aug. 12, 2013 CNY
Bank loan
Amount borrowed			$ 9,775	60,000	60,000
Term of the loan	1 year	1 year
Monthly fixed interest rate (as a percent)			0.60%	0.60%	0.60%